Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the balance sheets - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Ordinary Shares Reflected In The Balance Sheets Abstract
Gross proceeds	$ 143,750,000	$ 143,750,000
Less:
Proceeds allocated to Public Warrants	(3,090,625)	(3,090,625)
Class A ordinary shares issuance costs	(8,208,498)	(8,208,498)
Plus:
Accretion of carrying value to redemption value	11,299,123	11,299,123
Class A ordinary shares subject to possible redemption, December 31, 2020	143,750,000	143,750,000
Class A ordinary shares tendered for redemption		(96,694,490)
Class A ordinary shares subject to possible redemption, December 31, 2021	$ 48,529,274	$ 47,055,510